STOCKHOLDERS' EQUITY (DEFICIT) (Details) - USD ($)															9 Months Ended
	Sep. 05, 2023	Jul. 10, 2023	Jul. 03, 2023	Jun. 26, 2023	Apr. 28, 2023	Apr. 11, 2023	Mar. 30, 2023	Mar. 16, 2023	Mar. 01, 2023	Feb. 17, 2023	Feb. 03, 2023	Jan. 24, 2023	Jan. 17, 2023	Jan. 12, 2023	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold															915,549,929
Total proceeds, net of discounts															$ 3,363,246
Net Proceeds															$ 3,067,764
Equity Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares sold	100,000,000	28,593,750	51,442,308	44,583,334	91,796,875	67,462,162	65,465,384	93,165,852	83,113,044	75,447,571	61,173,706	77,733,861	11,441,647	64,130,435
Total proceeds, net of discounts	$ 100,000	$ 91,500	$ 274,058	$ 214,000	$ 235,000	$ 203,553	$ 166,903	$ 254,232	$ 324,000	$ 300,000	$ 300,000	$ 400,000	$ 100,000	$ 400,000
Effective price per share	$ 0.001000	$ 0.003200	$ 0.004200	$ 0.004800	$ 0.002560	$ 0.003017	$ 0.002549	$ 0.002729	$ 0.003898	$ 0.003976	$ 0.004904	$ 0.005146	$ 0.008740	$ 0.006237
Net Proceeds	$ 100,000	$ 85,094	$ 257,020	$ 141,020	$ 208,550	$ 188,280	$ 154,195	$ 235,410	$ 300,295	$ 277,975	$ 277,975	$ 370,975	$ 100,000	$ 370,975